Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		$ 18,270	$ 15,077	$ 13,122
Revenues:
Operating lease income		191,180	211,207	229,672
Interest income		129,153	134,687	122,704
Other income		46,514	49,924	77,583
Land development revenue		88,340	100,216	15,191
Total revenues		455,187	496,034	445,150
Costs and expenses:
Interest expense		221,398	224,639	224,483
Real estate expense		137,522	146,509	162,829
Land development cost of sales		62,007	67,382	12,840
Depreciation and amortization		51,660	62,045	70,375
General and administrative		84,027	81,277	88,287
(Recovery of) provision for loan losses		(12,514)	36,567	(1,714)
Impairment of assets		14,484	10,524	34,634
Other expense		5,883	6,374	6,340
Total costs and expenses		564,467	635,317	598,074
Income (loss) before earnings from equity method investments and other items		(109,280)	(139,283)	(152,924)
Loss on early extinguishment of debt, net		(1,619)	(281)	(25,369)
Earnings from equity method investments		77,349	32,153	94,905
Income (loss) from continuing operations before income taxes		(33,550)	(107,411)	(83,388)
Income tax benefit (expense)		10,166	(7,639)	(3,912)
Income (loss) from continuing operations		(23,384)	(115,050)	(87,300)
Income from sales of real estate		105,296	93,816	89,943
Net income (loss)		100,182	(6,157)	15,765
Net (income) loss attributable to noncontrolling interests		(4,876)	3,722	704
Net income (loss) attributable to iStar Inc.		95,306	(2,435)	16,469
Preferred dividends		(51,320)	(51,320)	(51,320)
Net (income) loss allocable to HPU holders and Participating Security holders	[1],[2]	(14)	1,080	1,129
Net income (loss) allocable to common shareholders		$ 43,972	$ (52,675)	$ (33,722)
Income (loss) attributable to iStar Inc. from continuing operations:
Basic (in dollars per share)		$ 0.35	$ (0.79)	$ (0.55)
Diluted (in dollars per share)		0.35	(0.79)	(0.55)
Net income (loss) attributable to iStar Inc.:
Basic (in dollars per share)		0.60	(0.62)	(0.40)
Diluted (in dollars per share)		$ 0.60	$ (0.62)	$ (0.40)
Weighted average number of common shares:
Basic (in shares)		73,453	84,987	85,031
Diluted (in shares)		73,835	84,987	85,031
Per HPU share data:
Income (loss) attributable to iStar Inc. from operations—Basic and diluted (in dollars per share)	[1]	$ 0.00	$ (153.67)	$ (103.54)
Net income (loss) attributable to iStar Inc.—Basic and diluted (in shares)	[1]	$ 0.00	$ (120.00)	$ (75.27)
Weighted average number of HPU share—Basic and diluted (in shares)	[1]	0	9	15

[1]	All of the Company's outstanding High Performance Units ("HPUs") were repurchased and retired on August 13, 2015 (refer to Note 13).
[2]	Participating Security holders are non-employee directors who hold common stock equivalents ("CSEs") and restricted stock awards granted under the Company's Long Term Incentive Plans that are eligible to participate in dividends (refer to Note 14 and Note 15).